DISCONTINUED OPERATIONS - Statement of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net income/(loss) from discontinued operations	¥ 1,473,489	$ 231,223	¥ (1,022,790)	¥ 193,327
Held for sale | Store+
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue			21,667,354	24,694,888
Cost of revenue			(21,389,399)	(23,288,873)
Gross profit/(loss)			277,955	1,406,015
Selling expenses			(687,328)	(706,816)
General and administrative expenses			(566,169)	(467,372)
Research and development expenses			(87,671)	(96,778)
Other operating income			35,753	26,286
Total operating expenses			(1,305,415)	(1,244,680)
Loss from discontinued operations			(1,027,460)	161,335
Interest income			19,200	10,947
Interest expenses			(55,430)	(32,740)
Foreign exchange loss			(3,715)	(2,045)
Other income			56,315	77,564
Other expense			(8,614)	(21,770)
Loss before income taxes			(1,019,704)	193,291
Income tax expense			(3,086)	36
Net income/(loss) from discontinued operations			¥ (1,022,790)	¥ 193,327
Held for sale | Store+ And Best Express
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue	16,334,363	2,563,218
Cost of revenue	(17,313,107)	(2,716,804)
Gross profit/(loss)	(978,744)	(153,586)
Selling expenses	(364,917)	(57,263)
General and administrative expenses	(530,479)	(83,244)
Research and development expenses	(51,465)	(8,076)
Other operating income	243,391	38,193
Total operating expenses	(703,470)	(110,390)
Loss from discontinued operations	(1,682,214)	(263,976)
Interest income	15,099	2,369
Interest expenses	(32,613)	(5,118)
Foreign exchange loss	(2,367)	(371)
Gains on disposal, net of tax	3,179,323	498,905
Other income	37,570	5,896
Other expense	(41,309)	(6,482)
Loss before income taxes	1,473,489	231,223
Net income/(loss) from discontinued operations	¥ 1,473,489	$ 231,223